Critical accounting estimates and judgements - Recognition of revenue sensitivity (Details) £ in Thousands	12 Months Ended
Dec. 31, 2021 GBP (£)
Critical accounting estimates and judgments [Abstract]
Effect on profit before tax, favorable	£ (201)
Effect on profit before tax, unfavorable	173
Equity, favorable	(201)
Equity, unfavorable	£ 173